PREMISES AND EQUIPMENT AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
PREMISES AND EQUIPMENT AND LEASE COMMITMENTS
NOTE 15: PREMISES AND EQUIPMENT AND LEASE COMMITMENTS

Premises and equipment at December 31, comprised:

	2011	2012
	(EUR in thousands)
Land	216,445	225,013
Buildings	970,246	999,468
Leasehold improvements	240,874	276,232
Furniture, fittings, machinery and vehicles	1,079,042	1,178,000
Total, at cost	2,506,607	2,678,713
Less: accumulated depreciation	(1,233,152)	(1,396,319)
Net book value	1,273,455	1,282,394
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 120,386 thousand, EUR 119,226 thousand and EUR 122,818 thousand for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum rental commitments under non-cancellable operating leases are presented below. The Group did not enter into any material capital leases.

Operating Leases
(EUR in thousands)
2013	88,664
2014	102,176
2015	59,877
2016	52,540
2017	44,043
Thereafter	137,494
Total minimum lease payments	484,794